UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Prime Rate Trust

The schedules are not audited.

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 145.9%
	Aerospace & Defense: 1.8%
997,500	KBR, Inc. Term Loan B, 6.095%, (US0001M + 3.750%), 04/25/25	998,747	0.1
7,885,500	Maxar Technologies Ltd. Term Loan B, 5.148%, (US0003M + 2.750%), 10/04/24	7,510,939	0.9
2,434,765	TransDigm, Inc. 2018 Term Loan E, 4.845%, (US0001M + 2.500%), 05/30/25	2,377,129	0.3
3,064,615	TransDigm, Inc. 2018 Term Loan F, 4.845%, (US0001M + 2.500%), 06/09/23	3,003,896	0.4
1,264,048	TransDigm, Inc. 2018 Term Loan G, 4.845%, (US0001M + 2.500%), 08/22/24	1,233,914	0.1
		15,124,625	1.8

	Auto Components: 0.5%
4,135,167	Broadstreet Partners, Inc. 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 11/08/23	4,098,984	0.5

	Automotive: 5.3%
3,090,750	American Axle and Manufacturing, Inc. Term Loan B, 4.639%, (US0001M + 2.250%), 04/06/24	2,984,119	0.4
520,000	Belron Finance US LLC 2018 Term Loan B, 5.115%, (US0003M + 2.500%), 11/13/25	514,800	0.1
1,741,838	Belron Finance US LLC USD Term Loan B, 4.839%, (US0003M + 2.250%), 11/07/24	1,724,419	0.2
4,855,668	Bright Bidco B.V. 2018 Term Loan B, 5.873%, (US0003M + 3.500%), 06/30/24	4,467,215	0.5
2,888,845	Dealer Tire, LLC 2017 Term Loan B, 5.653%, (US0001M + 3.250%), 12/22/21	2,887,039	0.3
4,244,767	Dynacast International LLC Term Loan B2, 5.636%, (US0003M + 3.250%), 01/28/22	4,207,519	0.5
EUR 1,182,060	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,331,937	0.2
8,271,730	Gates Global LLC 2017 USD Repriced Term Loan B, 5.095%, (US0001M + 2.750%), 04/01/24	8,146,794	1.0
1,275,000	Holley Purchaser, Inc. Term Loan B, 7.508%, (US0003M + 5.000%), 10/24/25	1,255,875	0.2
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Automotive: (continued)
1,918,073		KAR Auction Services, Inc. Term Loan B5, 4.938%, (US0003M + 2.500%), 03/09/23	$1,907,668	0.2
1,132,163		L&W, Inc. 2018 Term Loan B, 6.315%, (US0001M + 4.000%), 05/22/25	1,134,993	0.1
3,477,942		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.556%, (US0001M + 3.250%), 03/20/25	3,443,163	0.4
559,426	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.556%, (US0001M + 3.250%), 03/20/25	553,832	0.1
1,539,938		Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.345%, (US0001M + 4.000%), 05/22/24	1,545,713	0.2
3,110,000		Tenneco, Inc. 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 10/01/25	3,049,744	0.4
2,962,500		Truck Hero, Inc. 1st Lien Term Loan, 6.065%, (US0001M + 3.750%), 04/21/24	2,924,544	0.4
1,025,000		Truck Hero, Inc. 2nd Lien Term Loan, 10.565%, (US0001M + 8.250%), 04/21/25	1,030,125	0.1
			43,109,499	5.3

		Beverage & Tobacco: 0.2%
1,835,000		Refresco Group BV USD Term Loan B3, 5.866%, (US0003M + 3.250%), 03/28/25	1,809,769	0.2

		Brokers, Dealers & Invetesment Houses: 0.5%
1,912,489		Capital Automotive L.P. 2017 2nd Lien Term Loan, 8.350%, (US0001M + 6.000%), 03/24/25	1,925,240	0.2
1,955,000		Forest City Enterprises, L.P. Term Loan B, 6.736%, (US0003M + 4.000%), 10/24/25	1,959,887	0.3
			3,885,127	0.5

		Building & Development: 3.7%
2,060,579		Capital Automotive L.P. 2017 1st Lien Term Loan, 4.850%, (US0001M + 2.500%), 03/24/24	2,036,109	0.3
1,341,450		Core & Main LP 2017 Term Loan B, 5.526%, (US0003M + 3.000%), 08/01/24	1,330,551	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Building & Development: (continued)
930,000	Foundation Building Materials Holding Company LLC 2018 Term Loan B, 5.557%, (US0001M + 3.250%), 08/13/25	$916,050	0.1
2,828,294	GYP Holdings III Corp. 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 06/01/25	2,732,839	0.3
1,891,313	Henry Company LLC Term Loan B, 6.345%, (US0001M + 4.000%), 10/05/23	1,888,948	0.2
1,629,477	Interior Logic Group, Inc. 2018 Term Loan B, 6.391%, (US0002M + 4.000%), 05/30/25	1,623,367	0.2
EUR 1,000,000	LSF10 Impala Investments S.a r.l. 2018 EUR Term Loan B, 4.750%, (EUR003M + 4.750%), 07/31/25	1,139,795	0.1
1,729,116	MX Holdings US, Inc. Term Loan B1B, 5.345%, (US0001M + 3.000%), 07/31/25	1,726,955	0.2
4,713,188	Ply Gem Midco, Inc. 2018 Term Loan, 6.175%, (US0003M + 3.750%), 04/12/25	4,620,889	0.6
2,310,060	Quikrete Holdings Inc Term Loan, 5.095%, (US0001M + 2.750%), 11/15/23	2,268,809	0.3
552,225	SMG Holdings Inc. 2017 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 01/23/25	546,703	0.1
3,356,588	SRS Distribution Inc. 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 05/23/25	3,241,903	0.4
2,021,461	Werner FinCo LP 2017 Term Loan, 6.299%, (US0001M + 4.000%), 07/24/24	1,960,817	0.2
2,259,894	Wilsonart LLC 2017 Term Loan B, 5.640%, (US0003M + 3.250%), 12/19/23	2,232,350	0.3
EUR 1,599,655	Xella International GmbH 2017 EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 04/11/24	1,806,066	0.2
		30,072,151	3.7

	Business Equipment & Services: 18.6%
944,056	24-7 Intouch Inc 2018 Term Loan, 6.565%, (US0001M + 4.250%), 08/20/25	920,455	0.1
1,703,439	Acosta Holdco, Inc. 2015 Term Loan, 5.595%, (US0001M + 3.250%), 09/26/21	1,188,148	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
395,109	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 07/23/21	$359,920	0.0
1,400,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 8.845%, (US0001M + 6.500%), 07/25/22	1,150,334	0.1
6,609,399	AlixPartners, LLP 2017 Term Loan B, 5.095%, (US0001M + 2.750%), 04/04/24	6,558,454	0.8
1,900,000	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.699%, (US0003M + 3.250%), 07/20/20	1,897,921	0.2
450,000	Allied Universal Holdco LLC Incremental Term Loan, 6.641%, (US0002M + 4.250%), 07/28/22	446,063	0.1
1,443,750	Array Canada Inc. Term Loan B, 7.386%, (US0003M + 5.000%), 02/10/23	1,396,828	0.2
1,885,950	Ascend Learning, LLC 2017 Term Loan B, 5.345%, (US0001M + 3.000%), 07/12/24	1,872,394	0.2
EUR 1,000,000	Assystem SA EUR Term Loan, 4.250%, (EUR001W + 4.250%), 09/27/24	1,131,747	0.1
1,271,618	Big Ass Fans, LLC 2018 Term Loan, 6.136%, (US0003M + 3.750%), 05/21/24	1,269,764	0.2
EUR 1,135,000	Blitz F18-675 GmbH 2018 EUR Term Loan B2, 3.750%, (EUR003M + 3.750%), 07/31/25	1,288,146	0.2
2,176,750	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.595%, (US0001M + 3.250%), 10/03/23	2,155,799	0.3
1,283,750	Colorado Buyer Inc Term Loan B, 5.320%, (US0001M + 3.000%), 05/01/24	1,266,901	0.2
1,284,909	Convergint Technologies LLC 2018 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 02/03/25	1,268,848	0.2
1,727,770	DTI Holdco, Inc. 2018 Term Loan B, 7.276%, (US0003M + 4.750%), 09/30/23	1,634,902	0.2
4,636,559	EIG Investors Corp. 2018 1st Lien Term Loan, 6.434%, (US0003M + 3.750%), 02/09/23	4,630,040	0.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
592,523	Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.845%, (US0001M + 3.500%), 06/28/24	$592,523	0.1
683,773	Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 5.636%, (US0003M + 3.250%), 07/19/24	669,670	0.1
2,652,378	EVO Payments International LLC 2018 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 12/22/23	2,650,720	0.3
12,595,000	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.095%, (US0001M + 3.750%), 10/01/25	12,294,559	1.5
EUR 1,482,447	Foncia Groupe 2016 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 09/07/23	1,677,020	0.2
1,035,000	FrontDoor Inc 2018 Term Loan B, 4.875%, (US0001M + 2.500%), 08/14/25	1,029,825	0.1
995,467	Garda World Security Corporation 2017 Term Loan, 5.821%, (US0003M + 3.500%), 05/24/24	992,979	0.1
1,308,425	GreenSky Holdings, LLC 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 03/31/25	1,303,518	0.2
EUR 990,000	GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 3.000%, (EUR003M + 3.000%), 06/20/23	1,124,107	0.1
3,430,937	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.136%, (US0003M + 2.750%), 06/16/23	3,408,063	0.4
EUR 1,268,819	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR003M + 3.250%), 11/21/24	1,418,732	0.2
1,027,412	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.386%, (US0003M + 4.000%), 11/21/24	1,014,569	0.1
1,976,440	IQOR US Inc. 2nd Lien Term Loan, 11.148%, (US0003M + 8.750%), 04/01/22	1,495,507	0.2
3,000,932	IQOR US Inc. Term Loan B, 7.398%, (US0003M + 5.000%), 04/01/21	2,823,376	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
5,986,701	KUEHG Corp. 2018 Incremental Term Loan, 6.136%, (US0003M + 3.750%), 02/21/25	$5,968,525	0.7
1,681,550	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.561%, (US0001W + 3.250%), 03/13/25	1,674,894	0.2
1,250,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.806%, (US0001M + 7.500%), 03/13/26	1,256,250	0.2
1,050,000	Misys (Finastra) TL 2nd Lien USD, 9.636%, (US0003M + 7.250%), 06/13/25	1,009,050	0.1
4,312,621	Misys (Finastra) TL B USD, 5.886%, (US0003M + 3.500%), 06/13/24	4,191,328	0.5
4,068,950	NeuStar, Inc. 2018 Term Loan B4, 5.845%, (US0001M + 3.500%), 08/08/24	4,026,991	0.5
439,878	NeuStar, Inc. 2nd Lien Term Loan, 10.345%, (US0001M + 8.000%), 08/08/25	434,379	0.1
5,863,031	NVA Holdings, Inc. Term Loan B3, 5.095%, (US0001M + 2.750%), 02/02/25	5,720,120	0.7
900,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.791%, (US0003M + 7.250%), 08/01/25	872,438	0.1
4,547,150	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 12/20/24	4,473,259	0.5
4,065,154	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 05/01/25	4,044,828	0.5
205,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 9.845%, (US0001M + 7.500%), 05/01/26	205,000	0.0
488,775	PricewaterhouseCoopers LLP 2018 Term Loan, 5.595%, (US0001M + 3.250%), 05/01/25	485,109	0.1
572,125	Prometric Holdings, Inc. 1st Lien Term Loan, 5.350%, (US0001M + 3.000%), 01/29/25	568,549	0.1
4,037,650	Red Ventures, LLC 2018 Term Loan B, 5.315%, (US0003M + 3.000%), 11/08/24	4,019,626	0.5
250,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 05/29/26	244,375	0.0

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
1,416,450	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.595%, (US0001M + 3.250%), 05/30/25	$1,398,744	0.2
1,702,138	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.845%, (US0001M + 5.500%), 12/20/24	1,698,946	0.2
1,600,000	Sandvine Corporation 2018 1st Lien Term Loan, 6.807%, (US0001M + 4.500%), 11/02/25	1,598,000	0.2
2,439,342	Solera Holdings, Inc. USD Term Loan B, 5.095%, (US0001M + 2.750%), 03/03/23	2,410,755	0.3
4,266,228	Spin Holdco Inc. 2017 Term Loan B, 5.686%, (US0003M + 3.250%), 11/14/22	4,196,902	0.5
2,065,000	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.770%, (US0003M + 4.250%), 07/30/25	2,049,513	0.2
4,927,781	Staples, Inc. 2017 Term Loan B, 6.541%, (US0003M + 4.000%), 09/12/24	4,857,826	0.6
2,203,699	Stiphout Finance LLC USD 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 10/26/22	2,225,736	0.3
1,437,333	SurveyMonkey Inc. 2018 Term Loan B, 6.100%, (US0001M + 3.750%), 04/13/24	1,433,740	0.2
678,223	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 5.850%, (US0001M + 3.500%), 08/28/24	643,747	0.1
400,950	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 08/25/24	399,697	0.0
3,615,000	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.645%, (US0003M + 4.000%), 08/20/25	3,590,147	0.4
485,000	Verifone Systems, Inc. 2018 2nd Lien Term Loan, 10.645%, (US0003M + 8.000%), 08/20/26	481,969	0.1
EUR 4,255,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR003M + 3.000%), 10/20/22	4,765,476	0.6
3,095,962	Verra Mobility Corporation 2018 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 02/28/25	3,102,250	0.4
4,305,000	Verscend Holding Corp. 2018 Term Loan B, 6.845%, (US0001M + 4.500%), 08/27/25	4,290,199	0.5
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
6,101,406	West Corporation 2017 Term Loan, 6.526%, (US0003M + 4.000%), 10/10/24	$6,030,380	0.7
1,860,338	West Corporation 2018 Term Loan B1, 6.026%, (US0003M + 3.500%), 10/10/24	1,817,483	0.2
2,335,000	Yak Access, LLC 2018 1st Lien Term Loan B, 7.318%, (US0001M + 5.000%), 07/02/25	2,148,200	0.3
525,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.318%, (US0001M + 10.000%), 06/13/26	483,000	0.1
		151,749,263	18.6

	Cable & Satellite Television: 3.6%
1,960,150	CSC Holdings LLC, 4.557%, (US0001M + 2.250%), 07/17/25	1,930,013	0.2
3,711,350	CSC Holdings, LLC 2018 Term Loan B, 4.807%, (US0001M + 2.500%), 01/25/26	3,662,639	0.5
EUR 985,000	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 07/31/25	1,082,827	0.1
4,728,000	Numericable Group SA USD Term Loan B11, 5.095%, (US0001M + 2.750%), 07/31/25	4,429,545	0.5
7,212,284	Radiate Holdco, LLC 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 02/01/24	7,086,069	0.9
1,727,339	Telesat Canada Term Loan B4, 4.890%, (US0003M + 2.500%), 11/17/23	1,700,349	0.2
2,915,190	UPC Financing Partnership USD Term Loan AR, 4.807%, (US0001M + 2.500%), 01/15/26	2,884,216	0.4
4,125,000	Virgin Media Bristol LLC USD Term Loan K, 4.807%, (US0001M + 2.500%), 01/15/26	4,080,207	0.5
2,870,935	WideOpenWest Finance LLC 2017 Term Loan B, 5.553%, (US0001M + 3.250%), 08/18/23	2,730,081	0.3
		29,585,946	3.6

	Chemicals & Plastics: 5.9%
EUR 1,224,982	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	1,381,602	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
1,757,584	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.955%, (US0003M + 3.250%), 09/13/23	$1,750,993	0.2
1,324,155	Allnex USA, Inc. USD Term Loan B3, 5.955%, (US0003M + 3.250%), 09/13/23	1,319,190	0.2
2,600,721	Alpha 3 B.V. 2017 Term Loan B1, 5.386%, (US0003M + 3.000%), 01/31/24	2,584,466	0.3
6,040,018	Avantor, Inc. 2017 1st Lien Term Loan, 6.072%, (US0001M + 3.750%), 11/21/24	6,042,850	0.7
EUR 992,500	Avantor, Inc. EUR 2017 1st Lien Term Loan, 3.750%, (EUR001M + 3.750%), 11/21/24	1,125,716	0.1
2,094,750	Composite Resins Holding B.V. 2018 Term Loan B, 6.832%, (US0003M + 4.250%), 08/01/25	2,079,039	0.3
EUR 992,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,096,455	0.1
4,369,562	Diamond (BC) B.V. USD Term Loan, 5.526%, (US0003M + 3.000%), 09/06/24	4,260,323	0.5
2,204,400	Emerald Performance Materials, LLC New 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 08/01/21	2,194,298	0.3
1,893,939	Emerald Performance Materials, LLC New 2nd Lien Term Loan, 10.095%, (US0001M + 7.750%), 08/01/22	1,895,123	0.2
2,187,766	Encapsys, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 11/07/24	2,165,888	0.3
EUR 2,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	1,985,892	0.2
2,466,588	MacDermid, Inc. USD Term Loan B6, 5.345%, (US0001M + 3.000%), 06/07/23	2,472,242	0.3
3,302,974	Plaskolite, Inc. 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 11/03/22	3,298,846	0.4
2,365,000	Platform Specialty Products Corporation Term Loan, 4.986%, (US0003M + 2.250%), 11/15/25	2,345,784	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
721,134	PQ Corporation 2018 Term Loan B, 5.027%, (US0003M + 2.500%), 02/08/25	$712,840	0.1
1,685,000	Schenectady International Group Inc. 2018 1st Lien Term Loan, 7.186%, (US0003M + 4.750%), 10/15/25	1,668,150	0.2
1,690,763	Solenis International, LP 2018 1st Lien Term Loan, 6.706%, (US0003M + 4.000%), 12/26/23	1,674,912	0.2
2,135,000	Starfruit Finco B.V 2018 USD Term Loan B, 5.549%, (US0001M + 3.250%), 10/01/25	2,108,633	0.3
749,376	Tronox Blocked Borrower LLC Term Loan B, 5.345%, (US0001M + 3.000%), 09/23/24	743,053	0.1
1,729,330	Tronox Finance LLC Term Loan B, 5.345%, (US0001M + 3.000%), 09/23/24	1,714,738	0.2
1,611,167	Univar Inc. 2017 USD Term Loan B, 4.595%, (US0001M + 2.250%), 07/01/24	1,584,986	0.2
		48,206,019	5.9

	Clothing/Textiles: 0.5%
3,781,079	Varsity Brands, Inc. 2017 Term Loan B, 5.845%, (US0001M + 3.500%), 12/15/24	3,773,202	0.5

	Containers & Glass Products: 5.4%
EUR 1,000,000	Albea Beauty Holdings S.A 2018 EUR Term Loan, 3.000%, (EUR006M + 3.000%), 04/22/24	1,127,147	0.1
1,467,625	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.634%, (US0006M + 2.750%), 04/22/24	1,454,783	0.2
1,216,950	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 6.845%, (US0001M + 4.500%), 07/24/25	1,215,429	0.2
635,888	Berlin Packaging LLC 2018 1st Lien Term Loan, 5.317%, (US0003M + 3.000%), 11/07/25	627,409	0.1
3,508,518	BWAY Holding Company 2017 Term Loan B, 5.658%, (US0003M + 3.250%), 04/03/24	3,422,268	0.4
891,017	Consolidated Container Company LLC 2017 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 05/22/24	882,664	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products: (continued)
2,689,050	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.299%, (US0001M + 3.000%), 12/29/23	$2,636,614	0.3
4,643,363	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.549%, (US0001M + 3.250%), 06/29/25	4,581,838	0.6
EUR 2,781,818	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR001M + 2.750%), 10/29/22	3,121,460	0.4
941,561	Milacron LLC Amended Term Loan B, 4.845%, (US0001M + 2.500%), 09/28/23	926,237	0.1
1,880,288	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.814%, (US0001M + 3.500%), 05/01/25	1,867,361	0.2
225,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 10.064%, (US0001M + 7.750%), 05/01/26	226,687	0.0
1,774,895	Proampac PG Borrower LLC First Lien Term Loan, 5.984%, (US0003M + 3.500%), 11/18/23	1,752,708	0.2
460,000	Proampac PG Borrower LLC Second Lien Term Loan, 11.145%, (US0003M + 8.500%), 11/18/24	453,100	0.1
10,595,289	Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.095%, (US0001M + 2.750%), 02/05/23	10,514,881	1.3
2,823,660	Ring Container Technologies Group, LLC 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 10/31/24	2,795,423	0.3
2,024,480	Titan Acquisition Limited 2018 Term Loan B, 5.345%, (US0001M + 3.000%), 03/28/25	1,902,380	0.2
2,936,887	TricorBraun Holdings, Inc First Lien Term Loan, 6.136%, (US0003M + 3.750%), 11/30/23	2,929,545	0.4
295,931	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 6.103%, (US0003M + 3.750%), 11/30/23	295,191	0.0
1,271,184	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.595%, (US0001M + 3.250%), 10/17/24	1,255,294	0.2
		43,988,419	5.4
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Cosmetics/Toiletries: 0.8%
2,420,000	Anastasia Parent, LLC 2018 Term Loan B, 6.068%, (US0001M + 3.750%), 08/11/25	$2,387,734	0.3
2,113,453	Rodan & Fields, LLC 2018 Term Loan B, 6.307%, (US0001M + 4.000%), 06/06/25	1,923,242	0.2
2,565,227	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.957%, (US0003M + 4.250%), 06/30/24	2,531,559	0.3
		6,842,535	0.8

	Diversified Financial Services: 0.1%
805,600	Blucora, Inc. 2017 Term Loan B, 5.345%, (US0001M + 3.000%), 05/22/24	806,271	0.1

	Drugs: 1.8%
3,599,293	Alvogen Pharma US, Inc. 2018 Term Loan B, 7.090%, (US0001M + 4.750%), 04/02/22	3,556,551	0.4
4,712,326	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.875%, (US0001M + 3.500%), 05/04/25	4,709,357	0.6
3,952,513	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.625%, (US0001M + 4.250%), 04/29/24	3,949,528	0.5
1,154,860	Horizon Pharma, Inc. 2018 Term Loan B, 5.375%, (US0001M + 3.000%), 03/29/24	1,148,726	0.1
EUR 219,893	Nidda Healthcare Holding AG EUR Delayed Draw Term Loan B2, 3.500%, (EUR003M + 3.500%), 08/21/24	243,599	0.0
EUR 379,538	Nidda Healthcare Holding AG EUR Term Loan B1, 3.500%, (EUR003M + 3.500%), 08/21/24	420,456	0.1
EUR 710,569	Nidda Healthcare Holding AG EUR Term Loan C, 3.500%, (EUR003M + 3.500%), 08/21/24	787,341	0.1
		14,815,558	1.8

	Ecological Services & Equipment: 1.6%
3,213,739	4L Holdings, LLC 1st Lien Term Loan, 6.849%, (US0001M + 4.500%), 05/08/20	3,129,379	0.4
5,791,836	Ads Waste Hldgs Inc Term Loan, 4.475%, (US0001W + 2.250%), 11/10/23	5,735,725	0.7
3,730,000	GFL Environmental Inc. 2018 USD Term Loan B, 5.736%, (US0003M + 3.000%), 05/30/25	3,643,744	0.4

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Ecological Services & Equipment: (continued)
467,650	Gopher Resource, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 03/06/25	$468,234	0.1
		12,977,082	1.6

	Electronics/Electrical: 19.2%
855,700	ABC Financial Services, Inc. 1st Lien Term Loan, 6.565%, (US0001M + 4.250%), 01/02/25	858,909	0.1
1,541,952	Aptean, Inc. 2017 1st Lien Term Loan, 6.640%, (US0003M + 4.250%), 12/20/22	1,540,988	0.2
2,281,993	ASG Technologies Group, Inc. 2018 Term Loan, 5.845%, (US0001M + 3.500%), 07/31/24	2,263,927	0.3
EUR 457,637	Avast Software B.V. 2018 EUR Term Loan B, 2.750%, (EUR003M + 2.750%), 09/30/23	519,224	0.1
2,888,682	Avast Software B.V. 2018 USD Term Loan B, 4.886%, (US0003M + 2.500%), 09/30/23	2,882,061	0.4
3,174,050	Barracuda Networks, Inc. 1st Lien Term Loan, 5.553%, (US0001M + 3.250%), 02/12/25	3,148,261	0.4
285,000	Barracuda Networks, Inc. 2nd Lien Term Loan, 9.553%, (US0001M + 7.250%), 02/12/26	287,375	0.0
EUR 3,000,000	BMC Software Finance, Inc. 2018 EUR Term Loan B, 4.750%, (EUR003M + 4.750%), 10/02/25	3,404,085	0.4
7,880,000	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.648%, (US0003M + 4.250%), 10/02/25	7,798,962	1.0
645,000	Bomgar Corporation 1st Lien Term Loan, 6.386%, (US0003M + 4.000%), 04/18/25	641,775	0.1
1,830,000	Cohu, Inc. 2018 Term Loan B, 5.396%, (US0003M + 3.000%), 09/20/25	1,802,550	0.2
1,165,000	Compuware Corporation 2018 Term Loan B, 5.815%, (US0001M + 3.500%), 08/22/25	1,165,242	0.1
2,715,000	Dynatrace LLC 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 08/22/25	2,706,516	0.3
1,690,000	EagleView Technology Corporation 2018 Add On Term Loan B, 5.807%, (US0001M + 3.500%), 08/14/25	1,674,156	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
573,563	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.636%, (US0003M + 4.250%), 06/26/25	$579,298	0.1
5,223,283	Epicor Software Corporation 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 06/01/22	5,165,608	0.6
1,257,300	Exact Merger Sub LLC 1st Lien Term Loan, 6.636%, (US0003M + 4.250%), 09/27/24	1,258,086	0.2
6,411,772	Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 4.595%, (US0001M + 2.250%), 02/15/24	6,353,668	0.8
EUR 1,965,200	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 12/01/23	2,227,584	0.3
2,127,403	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.595%, (US0001M + 3.250%), 12/01/23	2,110,384	0.3
5,146,005	Hyland Software, Inc. 2018 Term Loan 3, 5.845%, (US0001M + 3.500%), 07/01/24	5,122,421	0.6
1,040,000	Imperva, Inc. 2nd Lien Term Loan, 10.486%, (US0003M + 7.750%), 11/20/26	1,043,900	0.1
2,105,000	Imperva, Inc. Term Loan, 6.736%, (US0003M + 4.000%), 11/07/25	2,097,106	0.3
4,985,615	Informatica Corporation 2018 USD Term Loan, 5.595%, (US0001M + 3.250%), 08/05/22	4,979,383	0.6
6,107,426	Kronos Incorporated 2017 Term Loan B, 5.541%, (US0003M + 3.000%), 11/01/23	6,042,186	0.7
965,000	Lumentum Holdings 2018 1st Lien Term Loan, 5.236%, (US0003M + 2.500%), 08/07/25	956,556	0.1
753,984	MA FinanceCo., LLC USD Term Loan B3, 4.845%, (US0001M + 2.500%), 06/21/24	740,789	0.1
416,118	MaxLinear, Inc. Term Loan B, 4.807%, (US0001M + 2.500%), 05/12/24	411,426	0.1
770,000	McAfee, LLC 2017 2nd Lien Term Loan, 10.849%, (US0001M + 8.500%), 09/29/25	780,010	0.1
6,758,275	McAfee, LLC 2018 USD Term Loan B, 6.099%, (US0001M + 3.750%), 09/30/24	6,758,275	0.8

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
6,102,730	MH Sub I, LLC 2017 1st Lien Term Loan, 6.056%, (US0001M + 3.750%), 09/13/24	$6,056,960	0.7
1,510,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.806%, (US0001M + 7.500%), 09/15/25	1,506,225	0.2
935,000	Navex TopCo, Inc. 2018 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 09/05/25	926,234	0.1
210,000	Navex TopCo, Inc. 2018 2nd Lien Term Loan, 9.350%, (US0001M + 7.000%), 09/05/26	209,737	0.0
1,999,156	Optiv Security, Inc. 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 02/01/24	1,912,527	0.2
3,355,000	PowerSchool 2018 Term Loan B, 5.564%, (US0001M + 3.250%), 08/01/25	3,308,869	0.4
5,210,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.777%, (US0003M + 4.250%), 05/16/25	5,214,887	0.6
1,610,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.777%, (US0003M + 8.250%), 05/16/26	1,601,950	0.2
6,396,914	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.581%, (US0003M + 3.000%), 11/03/23	5,929,939	0.7
4,792,135	Riverbed Technology, Inc. 2016 Term Loan, 5.600%, (US0001M + 3.250%), 04/24/22	4,631,259	0.6
890,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.597%, (US0001M + 8.250%), 11/20/26	886,106	0.1
3,200,000	Rocket Software, Inc. 2018 Term Loan, 6.597%, (US0001M + 4.250%), 11/28/25	3,186,800	0.4
970,923	Rovi Solutions Corporation Term Loan B, 4.850%, (US0001M + 2.500%), 07/02/21	961,942	0.1
4,421,250	RP Crown Parent LLC Term Loan B, 5.095%, (US0001M + 2.750%), 10/12/23	4,358,614	0.5
5,091,841	Seattle Spinco, Inc. USD Term Loan B3, 4.845%, (US0001M + 2.500%), 06/21/24	5,004,322	0.6
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
EUR 1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR006M + 4.000%), 07/18/24	$956,625	0.1
4,809,162	SkillSoft Corporation 1st Lien Term Loan, 7.095%, (US0001M + 4.750%), 04/28/21	4,406,395	0.5
5,816,050	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 02/05/24	5,800,783	0.7
1,375,000	SonicWALL, Inc. 1st Lien Term Loan, 6.145%, (US0003M + 3.500%), 05/16/25	1,364,687	0.2
570,000	SonicWALL, Inc. 2nd Lien Term Loan, 10.145%, (US0003M + 7.500%), 05/18/26	565,369	0.1
1,772,367	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.595%, (US0001M + 2.250%), 04/16/25	1,734,595	0.2
4,653,382	SS&C Technologies Inc. 2018 Term Loan B3, 4.595%, (US0001M + 2.250%), 04/16/25	4,554,209	0.6
2,080,000	TriTech Software Systems 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 08/29/25	2,066,351	0.3
3,506,001	TTM Technologies, Inc. 2017 Term Loan, 4.799%, (US0001M + 2.500%), 09/28/24	3,418,351	0.4
5,474,891	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.855%, (US0001M + 4.500%), 01/27/23	4,940,109	0.6
855,833	Web.com Group, Inc. 2018 2nd Lien Term Loan, 10.170%, (US0003M + 7.750%), 10/09/26	853,694	0.1
1,800,000	Web.com Group, Inc. 2018 Term Loan B, 6.170%, (US0003M + 3.750%), 10/10/25	1,786,500	0.2
1,976,000	Xperi Corporation 2018 Term Loan B1, 4.845%, (US0001M + 2.500%), 12/01/23	1,950,065	0.2
		157,414,815	19.2

	Entertainment: 0.3%
2,873,152	Twin River Management Group, Inc. Term Loan, 5.837%, (US0001M + 3.500%), 07/10/20	2,865,969	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Financial Intermediaries: 3.4%
1,775,000	Advisor Group, Inc. 2018 Term Loan, 6.053%, (US0001M + 3.750%), 08/15/25	$1,776,109	0.2
1,551,113	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.386%, (US0003M + 3.000%), 06/15/25	1,536,377	0.2
2,345,000	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.595%, (US0001M + 3.250%), 08/21/25	2,313,478	0.3
3,703,894	Duff & Phelps Corporation 2017 Term Loan B, 5.595%, (US0001M + 3.250%), 02/13/25	3,668,707	0.5
4,745,000	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.686%, (US0003M + 3.250%), 07/21/25	4,711,192	0.6
560,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 9.186%, (US0003M + 6.750%), 07/20/26	554,400	0.1
5,235,000	First Eagle Investment Management, LLC 2018 Term Loan B, 5.141%, (US0003M + 2.750%), 12/26/24	5,244,816	0.6
1,821,423	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.845%, (US0001M + 2.500%), 07/03/24	1,808,900	0.2
5,273,384	LPL Holdings, Inc. 2017 1st Lien Term Loan B, 4.550%, (US0001M + 2.250%), 09/23/24	5,238,184	0.6
863,409	Priority Payment Systems LLC Term Loan, 7.350%, (US0001M + 5.000%), 01/03/23	864,488	0.1
		27,716,651	3.4

	Food Products: 3.2%
2,320,000	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 6.049%, (US0001M + 3.750%), 10/01/25	2,321,933	0.3
205,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 10.049%, (US0001M + 7.750%), 09/20/26	205,000	0.0
1,257,300	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.817%, (US0001M + 3.500%), 07/07/24	1,263,586	0.2
872,813	CH Guenther & Son, Incorporated 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 03/31/25	862,972	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Products: (continued)
1,456,492	Del Monte Foods, Inc. 1st Lien Term Loan, 5.907%, (US0003M + 2.250%), 02/18/21	$1,250,763	0.1
6,621,775	IRB Holding Corp 1st Lien Term Loan, 5.568%, (US0001M + 3.250%), 02/05/25	6,564,523	0.8
7,176,111	JBS USA, LLC 2017 Term Loan B, 4.844%, (US0003M + 2.500%), 10/30/22	7,106,029	0.9
1,747,875	NPC International, Inc. 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 04/19/24	1,677,960	0.2
605,000	NPC International, Inc. 2nd Lien Term Loan, 9.845%, (US0001M + 7.500%), 04/18/25	594,412	0.1
EUR 2,785,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/02/25	3,116,114	0.4
EUR 1,000,000	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 08/27/24	1,123,609	0.1
		26,086,901	3.2

	Food Service: 2.6%
4,307,458	1011778 B.C. Unlimited Liability Company Term Loan B3, 4.595%, (US0003M + 2.250%), 02/16/24	4,219,512	0.5
363,102	CEC Entertainment Concepts, L.P. Term Loan, 5.599%, (US0001M + 3.250%), 02/14/21	348,578	0.0
1,172,063	Del Friscos Restaurant Group, Inc. 2018 Incremental Term Loan, 8.345%, (US0001M + 6.000%), 06/27/25	1,119,320	0.1
2,059,838	Dhanani Group Inc. 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 07/20/25	2,039,239	0.3
1,306,725	Flynn Restaurant Group LP 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 06/27/25	1,274,057	0.2
568,575	Fogo de Chao Churrascaria Holdings LLC 2018 Add On Term Loan, 6.595%, (US0001M + 4.250%), 04/05/25	568,575	0.1
4,827,778	Golden Nugget, Inc. 2017 Incremental Term Loan B, 5.231%, (US0003M + 2.750%), 10/04/23	4,770,448	0.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Service: (continued)
2,229,413	Hearthside Food Solutions, LLC 2018 Term Loan B, 6.032%, (US0001M + 3.688%), 05/23/25	$2,176,464	0.3
721,375	K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.556%, (US0001M + 3.250%), 03/14/25	710,254	0.1
395,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 9.056%, (US0001M + 6.750%), 03/16/26	394,012	0.0
1,696,475	Tacala, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 01/31/25	1,671,735	0.2
345,000	Tacala, LLC 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 01/30/26	346,725	0.0
1,901,202	Welbilt, Inc. 2018 Term Loan B, 4.845%, (US0001M + 2.500%), 10/23/25	1,879,814	0.2
		21,518,733	2.6

	Food/Drug Retailers: 2.5%
2,748,713	Albertsons, LLC Term Loan B7, 5.445%, (US0003M + 3.000%), 11/17/25	2,691,449	0.3
4,467,172	Albertsons, LLC USD 2017 Term Loan B6, 5.691%, (US0003M + 3.000%), 06/22/23	4,394,581	0.5
1,488,697	Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 09/26/24	1,404,493	0.2
1,165,000	Alphabet Holding Company, Inc. 2017 2nd Lien Term Loan, 10.095%, (US0001M + 7.750%), 09/26/25	1,039,034	0.1
EUR 1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.500%, (EUR003M + 3.500%), 06/23/25	1,131,747	0.1
2,790,975	EG Finco Limited 2018 USD Term Loan, 6.386%, (US0003M + 4.000%), 02/07/25	2,769,172	0.4
522,375	EG Group Limited 2018 USD Term Loan B, 6.386%, (US0003M + 4.000%), 02/07/25	520,416	0.1
4,074,974	Moran Foods LLC Term Loan, 8.345%, (US0001M + 6.000%), 12/05/23	2,220,861	0.3
1,950,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 11/15/22	1,859,813	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food/Drug Retailers: (continued)
2,360,000	United Natural Foods, Inc. Term Loan B, 6.595%, (US0001M + 4.250%), 10/22/25	$2,230,200	0.3
		20,261,766	2.5

	Forest Products: 0.3%
2,865,625	Blount International Inc. 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 04/12/23	2,870,998	0.3

	Health Care: 16.1%
1,958,346	Acadia Healthcare Company, Inc. 2018 Term Loan B4, 4.845%, (US0001M + 2.500%), 02/16/23	1,943,659	0.2
3,630,900	ADMI Corp. 2018 Term Loan B, 5.345%, (US0001M + 3.000%), 04/30/25	3,615,770	0.4
2,085,670	Air Methods Corporation 2017 Term Loan B, 5.886%, (US0003M + 3.500%), 04/21/24	1,781,291	0.2
790,000	Athletico Management, LLC Term Loan B, 5.799%, (US0003M + 3.500%), 10/31/25	793,950	0.1
2,862,839	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.807%, (US0001M + 3.500%), 05/10/23	2,853,297	0.4
5,122,211	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.386%, (US0003M + 3.000%), 01/17/22	5,109,406	0.6
3,825,000	Auris Luxembourg III S.a.r.l. 2018 USD Term Loan B, 6.486%, (US0003M + 3.750%), 07/20/25	3,821,814	0.5
1,548,112	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.636%, (US0003M + 3.250%), 09/01/24	1,524,891	0.2
8,163,998	Change Healthcare Holdings LLC 2017 Term Loan B, 5.095%, (US0001M + 2.750%), 03/01/24	8,075,067	1.0
5,162,832	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.461%, (US0003M + 3.000%), 06/07/23	5,145,408	0.6
EUR 1,000,000	Cidron Atrium SE 2018 EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 04/16/25	1,134,931	0.1
602,375	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 5.636%, (US0003M + 3.250%), 06/28/24	592,586	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
2,329,363		Concentra Inc. 2018 1st Lien Term Loan, 5.070%, (US0001M + 2.750%), 06/01/22	$2,310,409	0.3
EUR 1,000,000		Constantin Investissement 4 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 04/22/24	1,132,949	0.1
347,458	(1)	DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 6.095%, (US0001M + 3.750%), 06/06/25	347,675	0.0
1,387,227		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 06/06/25	1,388,094	0.2
746,938		Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.850%, (US0001M + 4.500%), 12/20/24	750,205	0.1
11,730,000		Envision Healthcare Corporation 2018 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 10/10/25	11,287,193	1.4
3,883,701		ExamWorks Group, Inc. 2017 Term Loan, 5.595%, (US0001M + 3.250%), 07/27/23	3,876,419	0.5
7,702,853		Global Medical Response, Inc. 2018 Term Loan B1, 5.568%, (US0001M + 3.250%), 04/28/22	7,405,808	0.9
1,825,000		GoodRx, Inc. 1st Lien Term Loan, 5.318%, (US0001M + 3.000%), 10/10/25	1,818,156	0.2
1,665,701		Greenway Health, LLC 2017 1st Lien Term Loan, 6.140%, (US0003M + 3.750%), 02/14/24	1,659,454	0.2
2,359,063		Grifols Worldwide Operations USA, Inc. 2017 Acquisition Term Loan, 4.475%, (US0001W + 2.250%), 01/31/25	2,342,990	0.3
2,658,338		Inovalon Holdings, Inc. 2018 Term Loan B, 5.875%, (US0001M + 3.500%), 04/02/25	2,643,937	0.3
4,369,398		Jaguar Holding Company II 2018 Term Loan, 4.845%, (US0001M + 2.500%), 08/18/22	4,309,319	0.5
1,293,600		Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.636%, (US0003M + 3.250%), 02/02/24	1,290,366	0.2
1,130,000		Lifescan Global Corporation 2018 1st Lien Term Loan, 8.396%, (US0003M + 6.000%), 09/27/24	1,088,096	0.1
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
2,761,412		MPH Acquisition Holdings LLC 2016 Term Loan B, 5.136%, (US0003M + 2.750%), 06/07/23	$2,715,029	0.3
1,951,509		nThrive, Inc. 2016 1st Lien Term Loan, 6.845%, (US0001M + 4.500%), 10/20/22	1,958,421	0.2
1,381,050		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.576%, (US0003M + 3.250%), 06/30/25	1,348,990	0.2
4,609,440		Parexel International Corporation Term Loan B, 5.095%, (US0001M + 2.750%), 09/27/24	4,489,595	0.6
2,059,690		Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 5.056%, (US0001M + 2.750%), 02/14/25	1,982,451	0.2
100,000		Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.556%, (US0001M + 6.250%), 02/13/26	99,750	0.0
608,414	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 5.057%, (US0001M + 2.750%), 02/14/25	585,598	0.1
2,902,919		PharMerica Corporation 1st Lien Term Loan, 5.807%, (US0001M + 3.500%), 12/06/24	2,888,404	0.4
1,129,875		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 10/23/23	1,118,929	0.1
101,124		Press Ganey Holdings, Inc. 2nd Lien Term Loan, 8.845%, (US0001M + 6.500%), 10/21/24	101,630	0.0
2,668,672		Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.875%, (US0001M + 5.500%), 02/22/24	2,678,679	0.3
2,360,000		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 7.236%, (US0003M + 4.500%), 11/16/25	2,321,650	0.3
3,324,375		Select Medical Corporation 2017 Term Loan B, 4.811%, (US0001M + 1.500%), 03/06/25	3,309,831	0.4
5,765,833		Sotera Health Holdings, LLC 2017 Term Loan, 5.345%, (US0001M + 3.000%), 05/15/22	5,711,778	0.7
3,818,981		Surgery Center Holdings, Inc. 2017 Term Loan B, 5.600%, (US0001M + 3.250%), 09/02/24	3,772,435	0.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
3,166,775	Team Health Holdings, Inc. 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 02/06/24	$2,960,935	0.4
928,250	Tecomet Inc. 2017 Repriced Term Loan, 5.815%, (US0001M + 3.500%), 05/01/24	920,128	0.1
2,167,999	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.345%, (US0001M + 3.000%), 06/23/24	2,163,483	0.3
2,813,380	U.S. Renal Care, Inc. 2015 1st Lien Term Loan, 6.636%, (US0003M + 4.250%), 12/30/22	2,777,509	0.3
810,000	Universal Hospital Services, Inc. Delayed Draw Term Loan, 5.736%, (US0003M + 3.000%), 10/18/25	807,975	0.1
4,685,378	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.314%, (US0001M + 3.000%), 06/02/25	4,644,381	0.6
638,150	Vizient, Inc. 1st Lien Term Loan B, 5.087%, (US0001M + 2.750%), 02/13/23	637,019	0.1
962,725	Wink Holdco, Inc 1st Lien Term Loan B, 5.345%, (US0001M + 3.000%), 12/02/24	950,691	0.1
575,000	Wink Holdco, Inc 2nd Lien Term Loan B, 9.100%, (US0001M + 6.750%), 11/03/25	566,375	0.1
		131,554,806	16.1

	Home Furnishings: 0.8%
6,487,099	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 05/02/22	6,429,176	0.8

	Industrial Equipment: 3.0%
1,790,072	Accudyne Industries, LLC 2017 Term Loan, 5.345%, (US0001M + 3.000%), 08/18/24	1,767,696	0.2
EUR 1,000,000	Averys 2018 EUR 1st Lien Term Loan B, 3.750%, (EUR003M + 3.750%), 09/29/25	1,138,233	0.1
6,180,494	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.707%, (US0003M + 4.000%), 11/30/23	6,010,530	0.7
835,000	CPM Holdings, Inc. 2018 1st Lien Term Loan, 6.057%, (US0001M + 3.750%), 11/15/25	839,175	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
1,634,100	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.345%, (US0001M + 3.000%), 12/20/24	$1,627,972	0.2
1,088,576	ExGen Renewables IV, LLC Term Loan B, 5.710%, (US0003M + 3.000%), 11/28/24	1,050,476	0.1
1,213,900	Filtration Group Corporation 2018 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 03/29/25	1,207,641	0.2
EUR 3,960,000	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR001M + 3.000%), 07/30/24	4,485,919	0.6
2,495,396	Gardner Denver, Inc. 2017 USD Term Loan B, 5.095%, (US0001M + 2.750%), 07/30/24	2,486,707	0.3
1,245,735	Kenan Advantage Group, Inc. 2015 Term Loan, 5.345%, (US0001M + 3.000%), 07/31/22	1,234,446	0.2
378,827	Kenan Advantage Group, Inc. CAD Term Loan B, 5.345%, (US0001M + 3.000%), 07/31/22	375,394	0.0
741,275	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 5.875%, (US0001M + 3.500%), 02/28/25	719,037	0.1
587,050	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.320%, (US0001M + 3.000%), 02/01/25	581,179	0.1
265,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 9.070%, (US0001M + 6.750%), 02/01/26	262,681	0.0
448,875	Shape Technologies Group, Inc. Term Loan, 5.300%, (US0001M + 3.000%), 04/20/25	443,264	0.1
		24,230,350	3.0

	Insurance: 8.4%
1,025,000	Achilles Acquisition LLC 2018 Term Loan, 6.375%, (US0001M + 4.000%), 10/03/25	1,021,156	0.1
6,912,706	Acrisure, LLC 2017 Term Loan B, 6.595%, (US0001M + 4.250%), 11/22/23	6,860,861	0.9
1,735,650	Acrisure, LLC 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 11/22/23	1,717,556	0.2
1,493,225	Alera Group Holdings, Inc. 2018 Term Loan B, 6.845%, (US0001M + 4.500%), 07/25/25	1,495,091	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
6,795,509	Alliant Holdings I, Inc. 2018 Term Loan B, 5.057%, (US0001M + 2.750%), 05/09/25	$6,683,193	0.8
3,831,750	AmWINS Group, Inc. 2017 Term Loan B, 5.088%, (US0001M + 2.750%), 01/25/24	3,801,644	0.5
2,988,650	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.386%, (US0003M + 3.000%), 09/19/24	2,984,914	0.4
650,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.386%, (US0003M + 7.000%), 09/19/25	657,150	0.1
955,000	Aretec Group, Inc. 2018 Term Loan, 6.595%, (US0001M + 4.250%), 10/01/25	950,822	0.1
5,902,555	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.595%, (US0001M + 3.250%), 10/22/24	5,812,541	0.7
2,330,500	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.350%, (US0001M + 3.000%), 04/26/24	2,307,922	0.3
190,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 9.095%, (US0001M + 6.750%), 04/27/25	190,475	0.0
749,120	CH Hold Corp. 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 02/01/24	746,311	0.1
6,493,725	Hub International Limited 2018 Term Loan B, 5.490%, (US0003M + 2.750%), 04/25/25	6,395,416	0.8
5,907,750	NFP Corp. Term Loan B, 5.345%, (US0001M + 3.000%), 01/08/24	5,798,457	0.7
3,350,000	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 5.986%, (US0003M + 3.250%), 12/31/25	3,316,500	0.4
3,226,485	Sedgwick, Inc. 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 03/01/21	3,216,738	0.4
5,900,000	Sedgwick, Inc. 2nd Lien Term Loan, 8.095%, (US0001M + 5.750%), 02/28/22	5,903,687	0.7
3,400,650	USI, Inc. 2017 Repriced Term Loan, 5.386%, (US0003M + 3.000%), 05/16/24	3,324,986	0.4
4,340,000	Vertafore, Inc. 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 07/02/25	4,276,449	0.5
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
1,070,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.595%, (US0001M + 7.250%), 07/02/26	$1,062,644	0.1
		68,524,513	8.4

	Internet: 0.3%
2,837,888	Shutterfly, Inc., 5.100%, (US0001M + 2.750%), 08/17/24	2,809,509	0.3

	Leisure Good/Activities/Movies: 6.3%
1,581,038	Airxcel, Inc. 2018 1st Lien Term Loan, 6.845%, (US0001M + 4.500%), 04/28/25	1,527,678	0.2
460,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 11.095%, (US0001M + 8.750%), 04/27/26	441,600	0.1
1,679,445	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.136%, (US0003M + 2.750%), 09/18/24	1,629,936	0.2
4,741,175	Crown Finance US, Inc. 2018 USD Term Loan, 4.845%, (US0001M + 2.500%), 02/28/25	4,662,438	0.6
3,552,587	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.845%, (US0001M + 2.500%), 02/01/24	3,440,058	0.4
4,137,210	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 03/08/24	4,106,181	0.5
1,174,799	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 09/06/24	1,197,561	0.2
5,666,656	Fitness International, LLC 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 04/18/25	5,626,989	0.7
EUR 997,500	Fluidra Finco SLU 2018 EUR Term Loan B, 2.750%, (EUR001M + 2.750%), 07/02/25	1,134,634	0.1
1,541,138	Zodiac Pool Solutions LLC 2018 Term Loan B, 4.595%, (US0001M + 2.250%), 07/02/25	1,521,873	0.2
EUR 2,010,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	2,270,543	0.3
EUR 2,000,000	GVC Holdings PLC 2018 EUR Term Loan B2, 2.750%, (EUR003M + 2.750%), 03/29/24	2,265,262	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
1,616,875	GVC Holdings PLC 2018 USD Term Loan B2, 4.845%, (US0001M + 2.500%), 03/29/24	$1,608,791	0.2
EUR 1,000,000	International Park Holdings B.V. EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 06/13/24	1,124,671	0.1
3,215,081	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.840%, (US0001M + 3.500%), 07/03/24	3,202,944	0.4
4,306,814	Life Time, Inc. 2017 Term Loan B, 5.456%, (US0003M + 2.750%), 06/10/22	4,255,222	0.5
1,530,000	NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 10/20/25	1,523,625	0.2
1,180,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 10/19/26	1,165,250	0.2
799,178	SRAM, LLC 2018 Term Loan B, 5.210%, (US0002M + 1.750%), 03/15/24	797,170	0.1
EUR 1,000,000	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 10/30/25	1,121,487	0.1
4,375,000	Thor Industries, Inc. USD Term Loan B, 6.486%, (US0003M + 3.750%), 10/30/25	4,328,516	0.5
315,000	WeddingWire, Inc. 2nd Lien Term Loan, 10.986%, (US0003M + 8.250%), 11/08/26	314,213	0.0
875,000	WeddingWire, Inc. Term Loan, 7.236%, (US0003M + 4.500%), 11/08/25	872,813	0.1
1,092,000	Winnebago Industries, Inc. 2017 Term Loan, 5.824%, (US0003M + 3.500%), 11/08/23	1,079,715	0.1
		51,219,170	6.3

	Leisure Time: 0.4%
3,142,125	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.845%, (US0001M + 3.500%), 05/30/25	3,124,451	0.4

	Lodging & Casinos: 5.1%
543,125	Belmond Interfin Ltd. Dollar Term Loan, 5.095%, (US0001M + 2.750%), 07/03/24	539,391	0.1
7,801,050	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 5.095%, (US0001M + 2.750%), 12/22/24	7,678,183	1.0
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Lodging & Casinos: (continued)
527,163	CBAC Borrower, LLC 2017 Term Loan B, 6.345%, (US0001M + 4.000%), 07/05/24	$526,504	0.1
2,690,938	CityCenter Holdings, LLC 2017 Term Loan B, 4.595%, (US0001M + 2.250%), 04/18/24	2,647,210	0.3
2,611,938	Everi Payments Inc. Term Loan B, 5.345%, (US0001M + 3.000%), 05/09/24	2,608,020	0.3
3,111,488	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.350%, (US0001M + 3.000%), 10/21/24	3,088,151	0.4
870,000	Golden Entertainment, Inc. 2017 2nd Lien Term Loan, 9.350%, (US0001M + 7.000%), 10/20/25	865,650	0.1
8,677,264	Scientific Games International, Inc. 2018 Term Loan B5, 5.216%, (US0002M + 2.750%), 08/14/24	8,482,026	1.0
9,251,813	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.886%, (US0003M + 3.500%), 07/10/25	9,233,022	1.1
5,731,911	Station Casinos LLC 2016 Term Loan B, 4.850%, (US0001M + 2.500%), 06/08/23	5,680,960	0.7
		41,349,117	5.1

	Nonferrous Metals/Minerals: 0.7%
6,110,722	Covia Holdings Corporation Term Loan, 6.136%, (US0003M + 3.750%), 06/01/25	4,888,578	0.6
1,288,513	U.S. Silica Company 2018 Term Loan B, 6.375%, (US0001M + 4.000%), 05/01/25	1,146,508	0.1
		6,035,086	0.7

	Oil & Gas: 1.9%
1,107,225	Brazos Delaware II, LLC Term Loan B, 6.303%, (US0001M + 4.000%), 05/21/25	1,079,083	0.1
1,395,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 9.095%, (US0001M + 6.750%), 09/21/25	1,405,462	0.2
1,394,463	Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.820%, (US0001M + 4.500%), 12/23/24	1,390,976	0.2
2,295,000	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.646%, (US0003M + 3.250%), 10/01/25	2,276,353	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Oil & Gas: (continued)
1,869,730	HGIM Corp. 2018 Exit Term Loan, 8.508%, (US0006M + 6.000%), 07/03/23	$1,873,236	0.2
1,994,975	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.345%, (US0001M + 5.000%), 05/10/25	1,925,983	0.2
2,684,713	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 10/30/24	2,601,374	0.3
785,819	MEG Energy Corp. 2017 Term Loan B, 5.850%, (US0001M + 3.500%), 12/31/23	783,363	0.1
445,000	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 09/29/25	446,669	0.1
1,756,725	Navitas Midstream Midland Basin, LLC Term Loan B, 6.806%, (US0001M + 4.500%), 12/13/24	1,743,550	0.2
		15,526,049	1.9

	Publishing: 0.8%
2,690,214	Meredith Corporation 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 01/31/25	2,682,816	0.3
1,492,389	Merrill Communications, LLC 2015 Term Loan, 7.777%, (US0003M + 5.250%), 06/01/22	1,499,850	0.2
1,950,510	Tribune Media Company Term Loan C, 5.345%, (US0001M + 3.000%), 01/27/24	1,948,056	0.3
236,728	Tribune Media Company Term Loan, 5.345%, (US0001M + 3.000%), 12/27/20	236,580	0.0
		6,367,302	0.8

	Radio & Television: 2.3%
2,743,940	A-L Parent LLC 2016 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 12/01/23	2,737,080	0.3
92,314	A-L Parent LLC 2017 1st Lien Term Loan, 5.986%, (US0003M + 3.250%), 12/01/23	92,891	0.0
3,261,231	CBS Radio Inc. 2017 Term Loan B, 5.065%, (US0001M + 2.750%), 11/18/24	3,228,618	0.4
3,592,245	Cumulus Media New Holdings Inc. Exit Term Loan, 6.850%, (US0001M + 4.500%), 05/15/22	3,468,762	0.4
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Radio & Television: (continued)
2,149,200	Lions Gate Capital Holdings LLC 2018 Term Loan B, 4.595%, (US0001M + 2.250%), 03/24/25	$2,127,708	0.3
1,130	Mission Broadcasting, Inc. 2018 Term Loan B3, 4.565%, (US0001M + 2.250%), 01/17/24	1,120	0.0
7,945,385	Univision Communications Inc. Term Loan C5, 5.095%, (US0001M + 2.750%), 03/15/24	7,426,098	0.9
		19,082,277	2.3

	Retailers (Except Food & Drug): 6.3%
1,224,042	Abercrombie & Fitch Management Co. 2018 Term Loan B1, 5.810%, (US0001M + 3.500%), 08/07/21	1,224,807	0.2
1,483,523	Academy, Ltd. 2015 Term Loan B, 6.304%, (US0001M + 4.000%), 07/01/22	1,091,317	0.1
2,019,560	Ascena Retail Group, Inc. 2015 Term Loan B, 6.875%, (US0001M + 4.500%), 08/21/22	1,930,362	0.2
2,085,000	Bass Pro Group, LLC Term Loan B, 7.345%, (US0001M + 5.000%), 09/25/24	2,062,413	0.3
4,364,339	Belk, Inc. TL B 1L, 7.365%, (US0003M + 4.750%), 12/12/22	3,517,658	0.4
5,750,696	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.318%, (US0001M + 3.000%), 02/03/24	5,732,725	0.7
177,982	General Nutrition Centers, Inc. 2018 Term Loan B, 11.600%, (US0001M + 9.250%), 03/04/21	175,005	0.0
634,233	General Nutrition Centers, Inc. FILO Term Loan, 9.345%, (US0001M + 7.000%), 12/31/22	646,125	0.1
5,381,805	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 4.845%, (US0001M + 2.500%), 08/18/23	5,221,470	0.6
4,671,096	Jo-Ann Stores, Inc. 2016 Term Loan, 7.477%, (US0003M + 5.000%), 10/20/23	4,601,029	0.6
545,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.727%, (US0003M + 9.250%), 05/21/24	538,188	0.1
5,178,160	Leslies Poolmart, Inc. 2016 Term Loan, 5.845%, (US0001M + 3.500%), 08/16/23	5,124,219	0.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
4,491,418	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.549%, (US0001M + 3.250%), 04/09/25	$4,468,960	0.5
331,851	National Vision, Inc. 2017 Repriced Term Loan, 4.845%, (US0001M + 2.500%), 11/20/24	331,022	0.0
2,078,501	Party City Holdings Inc. 2018 Term Loan B, 5.100%, (US0001M + 2.500%), 08/19/22	2,062,480	0.3
EUR 5,909,551	Peer Holding III B.V. 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 03/08/25	6,651,736	0.8
5,640,500	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.777%, (US0003M + 3.250%), 01/26/23	4,267,038	0.5
2,603,503	PetSmart, Inc., 5.320%, (US0001M + 3.000%), 03/11/22	2,184,617	0.3
		51,831,171	6.3

	Steel: 0.5%
4,112,938	GrafTech Finance, Inc. 2018 Term Loan B, 5.845%, (US0001M + 3.500%), 02/12/25	4,066,564	0.5

	Surface Transport: 1.2%
733,825	AI Mistral Holdco Limited 2017 Term Loan B, 5.345%, (US0001M + 3.000%), 03/09/24	720,983	0.1
4,739,188	Navistar International Corporation 2017 1st Lien Term Loan B, 5.820%, (US0001M + 3.500%), 11/06/24	4,730,245	0.6
1,628,478	PODS, LLC 2018 1st Lien Term Loan, 5.068%, (US0001M + 2.750%), 12/06/24	1,604,559	0.2
2,958,286	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.820%, (US0001M + 4.500%), 08/01/25	2,968,764	0.3
		10,024,551	1.2

	Telecommunications: 8.2%
2,703,775	Altice Financing SA 2017 USD Term Loan B, 5.053%, (US0001M + 2.750%), 07/15/25	2,628,294	0.3
1,950,300	Altice Financing SA USD 2017 1st Lien Term Loan, 5.053%, (US0001M + 2.750%), 01/31/26	1,887,881	0.2
2,215,000	Asurion LLC 2017 2nd Lien Term Loan, 8.845%, (US0001M + 6.500%), 08/04/25	2,264,838	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
6,258,841	Asurion LLC 2017 Term Loan B4, 5.345%, (US0001M + 3.000%), 08/04/22	$6,217,770	0.8
5,548,585	Asurion LLC 2018 Term Loan B6, 5.345%, (US0001M + 3.000%), 11/03/23	5,500,728	0.7
4,239,375	Asurion LLC 2018 Term Loan B7, 5.345%, (US0001M + 3.000%), 11/03/24	4,198,749	0.5
5,359,525	Avaya, Inc. 2018 Term Loan B, 6.608%, (US0001M + 4.250%), 12/15/24	5,310,957	0.6
7,870,575	CenturyLink, Inc. 2017 Term Loan B, 5.095%, (US0001M + 2.750%), 01/31/25	7,663,972	0.9
2,154,949	Consolidated Communications, Inc. 2016 Term Loan B, 5.345%, (US0001M + 3.000%), 10/04/23	2,080,064	0.3
4,415,400	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.886%, (US0003M + 3.500%), 08/01/24	4,298,392	0.5
1,487,242	Global Tel*Link Corporation 1st Lien Term Loan, 6.386%, (US0003M + 4.250%), 05/23/20	1,490,496	0.2
1,700,000	Global Tel*Link Corporation 2nd Lien Term Loan, 10.636%, (US0003M + 8.250%), 11/23/20	1,701,063	0.2
EUR 997,500	GTT Communications, Inc. 2018 EUR Term Loan, 3.250%, (EUR001M + 3.250%), 05/31/25	1,115,507	0.1
2,278,550	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.345%, (US0001M + 3.000%), 11/15/24	2,263,359	0.3
980,050	Numericable Group SA USD Term Loan B12, 5.994%, (US0001M + 3.688%), 01/31/26	924,922	0.1
2,243,423	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.845%, (US0001M + 4.500%), 11/01/24	2,226,597	0.3
600,000	Securus Technologies Holdings, Inc. 2018 Delayed Draw Term Loan, 7.236%, (US0003M + 4.500%), 11/01/24	595,500	0.1
1,840,388	Speedcast International Limited Term Loan B, 4.886%, (US0003M + 2.500%), 05/02/25	1,796,678	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
5,077,675	Sprint Communications, Inc. 1st Lien Term Loan B, 4.875%, (US0001M + 2.500%), 02/02/24	$5,016,322	0.6
3,649,169	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 7.307%, (US0001M + 5.000%), 03/09/23	3,526,009	0.4
935,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 11.307%, (US0001M + 9.000%), 03/11/24	869,550	0.1
2,125,000	Telenet Financing USD LLC USD Term Loan AN, 4.557%, (US0001M + 2.250%), 08/15/26	2,093,567	0.3
1,559,305	Windstream Corporation Repriced Term Loan B6, 6.310%, (US0001M + 4.000%), 03/29/21	1,456,391	0.2
		67,127,606	8.2

	Utilities: 1.8%
4,962,500	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.845%, (US0001M + 2.500%), 01/15/25	4,888,062	0.6
981,255	Helix Gen Funding, LLC Term Loan B, 6.095%, (US0001M + 3.750%), 06/02/24	907,661	0.1
1,245,000	LMBE-MC Holdco II LLC Term Loan B, 6.736%, (US0003M + 4.000%), 11/14/25	1,241,887	0.2
2,370,375	Longview Power LLC Term Loan B, 8.530%, (US0003M + 6.000%), 04/13/21	2,045,930	0.2
824,192	MRP Generation Holdings, LLC Term Loan B, 9.386%, (US0003M + 7.000%), 10/18/22	795,346	0.1
1,885,210	Nautilus Power, LLC Term Loan B, 6.595%, (US0001M + 4.250%), 05/16/24	1,892,868	0.2
995,429	Southeast PowerGen, LLC Term Loan B, 5.850%, (US0001M + 3.500%), 12/02/21	971,788	0.1
1,495,000	Spade Facilities II, L.L.C. Term Loan, 6.486%, (US0003M + 3.750%), 11/15/25	1,498,738	0.2
485,316	TPF II Power, LLC Term Loan B, 6.095%, (US0001M + 3.750%), 10/02/23	482,889	0.1
		14,725,169	1.8

	Total Senior Loans
	(Cost $1,219,801,027)	1,193,607,150	145.9
Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.3%
46,262	(2)	Cumulus Media, Inc. Class-A	$522,761	0.1
43,777	(2)	Everyware Global, Inc.	65,665	0.0
4,398	(2)	Harvey Gulf International Marine LLC	184,716	0.0
19,651	(2)	Harvey Gulf International Marine LLC - Warrants	903,946	0.1
205,396	(2)	Longview Power LLC	172,944	0.0
75,853	(2)	Millennium Health, LLC	4,703	0.0
–	(2),(3)	Millennium Health, LLC- Corporate Claims Trust	–	0.0
407	(2)	Southcross Holdings GP LLC	–	0.0
407	(2)	Southcross Holdings LP- Class A	376,475	0.1
	Total Equities and Other Assets
	(Cost $5,210,738)		2,231,210	0.3

	Total Investments (Cost $1,225,011,765)		$1,195,838,360	146.2
	Liabilities in Excess of Other Assets		(377,957,777)	(46.2)
	Net Assets		$817,880,583	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR001W	1-week EURIBOR
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Senior Loans	$–	$1,193,607,150	$–	$1,193,607,150
Equities and Other Assets	522,761	1,708,449	–	2,231,210
Total Investments, at fair value	$522,761	$1,195,315,599	$–	$1,195,838,360
Other Financial Instruments+
Forward Foreign Currency Contracts	–	689,423	–	689,423
Total Assets	$522,761	$1,196,005,022	$–	$1,196,527,783

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2018, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	68,511,875	EUR	59,870,000	State Street Bank & Trust Co.	12/12/18	$689,423
						$689,423

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2018 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$689,423
Total Asset Derivatives		$689,423

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

The effect of derivative instruments on the Trust's Statement of Operations for the period ended November 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts

Foreign exchange contracts	$6,084,158
Total	$6,084,158

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts

Foreign exchange contracts	$26,007
Total	$26,007

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2018:

State Street Bank and Trust Co.
Assets:
Forward foreign currrency contracts	$689,423
Total Assets	$689,423

Net OTC derivative instruments by counterparty, at fair value	$689,423

Total collateral pledged by the Trust/(Received from counterparty)	$-

Net Exposure(1)	$689,423

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,227,423,779.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,650,723
Gross Unrealized Depreciation	(30,154,050)

Net Unrealized Depreciation	$(28,503,327)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Prime Rate Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2019